Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000028092
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	15.16%	0.69%	3.45%
C000028095
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028094
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	18.34%	0.80%	3.12%
C000028098
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000028097
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K
C000028096
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Without Sales Load [Member] | C000028092
Average Annual Return [Line Items]
Average Annual Return, Percent	20.31%	1.57%	3.91%
Without Sales Load [Member] | C000028095
Average Annual Return [Line Items]
Average Annual Return, Percent	20.54%	1.82%	4.16%
Without Sales Load [Member] | C000028094
Average Annual Return [Line Items]
Average Annual Return, Percent	19.34%	0.80%	3.12%
Without Sales Load [Member] | C000028098
Average Annual Return [Line Items]
Average Annual Return, Percent	20.69%	1.95%	4.28%
Without Sales Load [Member] | C000028097
Average Annual Return [Line Items]
Average Annual Return, Percent	20.39%	1.57%	3.90%
Without Sales Load [Member] | C000028096
Average Annual Return [Line Items]
Average Annual Return, Percent	19.98%	1.25%	3.58%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	27.83%	12.42%	10.06%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	27.83%	12.42%	10.06%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	27.83%	12.42%	10.06%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	27.83%	12.42%	10.06%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	27.83%	12.42%	10.06%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	27.83%	12.42%	10.06%